SUBSEQUENT EVENTS - Additional Information (Details)	1 Months Ended		12 Months Ended
	Feb. 28, 2019 USD ($) vessel $ / shares shares	Jun. 30, 2014 USD ($) vessel	Dec. 31, 2018 USD ($) vessel shares	Dec. 31, 2017 vessel	Jan. 31, 2019 shares
Subsequent Event [Line Items]
Treasury shares acquired (in shares) | shares			445,000
Number of vessels financed | vessel			7
Subsequent Event [Member]
Subsequent Event [Line Items]
Treasury shares acquired (in shares) | shares	125,000
Treasury shares held | shares					570,000
Cash dividends | $ / shares	$ 0.05
Term Loan Facility of $420 Million [Member]
Subsequent Event [Line Items]
Principal amount | $		$ 420,000,000	$ 420,000,000.0
Number of vessels financed | vessel		14	14	14
Variable interest rate		2.50%
Term Loan Facility of $420 Million [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels financed | vessel	11
Debt refinance extension term	3 years
Variable interest rate	2.50%
Scrubber installation finance cost | $	$ 3,000,000
Scrubber installation repayment period	3 years